CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP	6 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE K - CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP

The following condensed financial statements summarize the financial position of Kentucky First Federal Bancorp as of June 30, 2011 and 2010, and the results of its operations and its cash flows for the fiscal years ended June 30, 2011 and 2010.

KENTUCKY FIRST FEDERAL BANCORP

BALANCE SHEETS

(In thousands)

	June 30,	June 30,
	2011	2010
		(Revised)
ASSETS

Interest-bearing deposits in First Federal of Hazard	$604	$353
Interest-bearing deposits in First Federal of Frankfort	2,513	3,813
Other interest-bearing deposits	37	35
Investment in First Federal of Hazard	21,708	20,964
Investment in Frankfort First	33,671	32,707
Prepaid expenses and other assets	521	286
Total assets	$59,054	$58,158

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accounts payable and other liabilities	357	350
Total liabilities	357	350

Shareholders’ equity
Common stock	$86	$86
Additional paid-in capital	36,907	36,623
Retained earnings	31,860	31,216
Shares acquired by stock benefit plans	(1,989)	(2,169)
Shares acquired for treasury-at cost	(8,170)	(7,952)
Accumulated other comprehensive income	3	4
Total shareholders’ equity	58,697	57,808
Total liabilities and shareholders’ equity	$59,054	$58,158

KENTUCKY FIRST FEDERAL BANCORP

STATEMENTS OF INCOME

(Dollar amounts in thousands)

	Year	Year
	ended	ended
	June 30,	June 30,
	2011	2010

Revenue
Interest income	$164	$172
Dividends from First Federal of Hazard	—	5,000
Equity in undistributed (excess distributed) earnings of
First Federal of Hazard	644	(4,483)
Dividends from Frankfort First	378	190
Equity in undistributed (excess distributed) earnings of
First Federal of Frankfort	964	80
Total revenue	2,150	959
Non-interest expenses	547	707
Earnings before income taxes	1,603	252
Federal income tax expense (credits)	(153)	(149)
NET INCOME	$1,756	$401

KENTUCKY FIRST FEDERAL BANCORP

STATEMENTS OF CASH FLOWS

(Dollar amounts in thousands)

	Year	Year
	ended	ended
	June 30,	June 30,
	2011	2010

Cash flows from operating activities:
Net earnings for the period	$1,756	$401
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	(1,709)	4,283
Noncash compensation expense	464	665
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(235)	363
Other liabilities	7	102
Net cash provided by operating activities	283	5,814

Cash flows from financing activities:
Dividends paid on common stock	(1,112)	(1,136)
Repurchase of treasury shares	(218)	(573)
Net cash used in financing activities	(1,330)	(1,709)

Net increase (decrease) in cash and cash equivalents	(1,047)	4,105
Cash and cash equivalents at beginning of period	4,201	96
Cash and cash equivalents at end of period	$3,154	$4,201

Prior to July 21, 2011, the Banks were subject to regulations imposed by the OTS regarding the amount of capital distributions payable to the Company. Generally, the Banks’ payments of dividends were limited, without prior OTS approval, to net earnings for the current calendar year plus the two preceding calendar years, less capital distributions paid over the comparable time period.